Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 12,050	$ 1,891	¥ 9,988
Allowance for credit losses	(2,069)	(325)	(1,320)	$ (207)	¥ (928)	¥ (599)
Accounts receivable, net	¥ 9,981	$ 1,566	¥ 8,668